Intangible assets, net	12 Months Ended
Jun. 30, 2012
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Intangible Assets Disclosure [Text Block]
9.	Intangible assets, net
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	17,170,000	37,070,000	5,835,038
Copyrights, mini lamb video and franchises agreement	21,700,000	21,700,000	3,415,709
Non-competition agreement	5,000,000	5,000,000	787,030
Preferential leasing contracts	-	17,600,000	2,770,345

Total	43,870,000	81,370,000	12,808,122

Accumulative amortization and impairment:
Patents, trademarks and licenses	(1,980,764)	(4,355,489)	(685,580)
Copyrights, mini lamb video and franchises agreement	(1,870,001)	(3,450,000)	(543,051)
Non-competition agreement	(1,000,000)	(3,900,000)	(613,883)
Preferential leasing contracts	-	(849,123)	(133,657)

Total	(4,850,765)	(12,554,612)	(1,976,171)

Intangible assets, net	39,019,235	68,815,388	10,831,951

Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Amortization expenses were RMB3,883,436, RMB5,059,546, and RMB4,703,847 (US$740,414) for the years ended June 30, 2010, 2011 and 2012, respectively for continuing operations which was recorded in general and administrative expenses.

The Group estimates the fair value of the intangible assets through internal analysis, which utilizes income approach through the application of discounted cash flow method. The valuation technique is based on a number of estimates and assumptions, including the projected future cash inflow from the intangible assets, appropriate discount rates and long-term growth rates. For the year ended June 30, 2010, 2011 and 2012, the Group recorded an impairment loss of nil, RMB942,678 and RMB3,000,000 (US$472,218) on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video and non-competition agreement, as follows:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Research and development expenditures	-	792,049	-	-
General and administrative expenses	-	150,629	3,000,000	472,218

	-	942,678	3,000,000	472,218

The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
-2013	4,407,626	693,787
-2014	4,407,626	693,787
-2015	4,170,404	656,446
-2016	4,150,959	653,386
-2017	4,150,959	653,386